Segment and geographic information - Profit or Loss and Assets for Reportable Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total revenues	$ 4,678,259	$ 4,470,162	$ 4,331,878
Significant expenses
Franchised restaurants-occupancy expenses	(89,518)	(83,665)	(83,359)
General and administrative expenses	(270,252)	(248,363)	(262,887)
Other segment items	108,722	17,036	11,862
Adjusted EBITDA reconciliation:
Total adjusted EBITDA	575,209	500,100	472,304
(Less) Plus items excluded from computation that affect operating income:
Depreciation and amortization	(197,257)	(177,354)	(149,268)
Gains from sale and insurance recovery of property and equipment	2,641	5,486	2,030
Write-offs of long-lived assets	(6,557)	(2,650)	(8,401)
Impairment of long-lived assets	(922)	(1,067)	(2,626)
Reorganization and optimization plan	(8,721)	0	0
Operating income	364,393	324,515	314,039
Net interest expense and other financing results	(13,660)	(47,238)	(32,275)
(Loss) gain from derivative instruments	(3,078)	941	(13,183)
Foreign currency exchange results	(4,859)	(15,063)	10,774
Other non-operating expenses, net	(1,484)	(3,873)	(1,238)
Income tax expense, net	(128,728)	(109,903)	(95,702)
Net income attributable to non-controlling interests	(468)	(620)	(1,141)
Net income attributable to Arcos Dorados Holdings Inc.	212,116	148,759	181,274
Operating segments
Segment Reporting Information [Line Items]
Total revenues	4,678,259	4,470,162	4,331,878
Significant expenses
Company-operated restaurant expenses	(3,861,219)	(3,663,872)	(3,534,810)
Franchised restaurants-occupancy expenses	(80,301)	(74,863)	(73,739)
General and administrative expenses	(175,730)	(158,373)	(158,769)
Other segment items	108,722	16,896	11,361
Adjusted EBITDA reconciliation:
Total adjusted EBITDA	669,731	589,950	575,921
(Less) Plus items excluded from computation that affect operating income:
Depreciation and amortization	(189,571)	(167,781)	(141,746)
Operating segments | Brazil
Segment Reporting Information [Line Items]
Total revenues	1,770,301	1,768,311	1,701,547
Significant expenses
Company-operated restaurant expenses	(1,405,674)	(1,338,301)	(1,301,637)
Franchised restaurants-occupancy expenses	(57,406)	(54,089)	(54,031)
General and administrative expenses	(60,248)	(54,007)	(58,608)
Other segment items	111,801	18,088	12,906
Adjusted EBITDA reconciliation:
Total adjusted EBITDA	358,774	340,002	300,177
(Less) Plus items excluded from computation that affect operating income:
Depreciation and amortization	(76,984)	(70,868)	(68,249)
Operating segments | NOLAD
Segment Reporting Information [Line Items]
Total revenues	1,266,129	1,225,751	1,132,912
Significant expenses
Company-operated restaurant expenses	(1,071,262)	(1,048,552)	(962,214)
Franchised restaurants-occupancy expenses	(10,764)	(11,020)	(10,465)
General and administrative expenses	(56,262)	(50,197)	(48,188)
Other segment items	3,019	274	3,319
Adjusted EBITDA reconciliation:
Total adjusted EBITDA	130,860	116,256	115,364
(Less) Plus items excluded from computation that affect operating income:
Depreciation and amortization	(58,551)	(50,481)	(41,195)
Operating segments | SLAD
Segment Reporting Information [Line Items]
Total revenues	1,641,829	1,476,100	1,497,419
Significant expenses
Company-operated restaurant expenses	(1,384,283)	(1,277,019)	(1,270,959)
Franchised restaurants-occupancy expenses	(12,131)	(9,754)	(9,243)
General and administrative expenses	(59,220)	(54,169)	(51,973)
Other segment items	(6,098)	(1,466)	(4,864)
Adjusted EBITDA reconciliation:
Total adjusted EBITDA	180,097	133,692	160,380
(Less) Plus items excluded from computation that affect operating income:
Depreciation and amortization	(54,036)	(46,432)	(32,302)
Corporate
Significant expenses
General and administrative expenses	(94,522)	(89,990)	(104,118)
Other segment items	0	140	501
Adjusted EBITDA reconciliation:
Total adjusted EBITDA	(94,522)	(89,850)	(103,617)
(Less) Plus items excluded from computation that affect operating income:
Depreciation and amortization	$ (7,686)	$ (9,573)	$ (7,522)